SCHEDULE OF DEFERRED INCOME (Details) - CAD ($)	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Deferred Income	$ 190,917	$ 5,062
Customers [Member]
IfrsStatementLineItems [Line Items]
Deferred Income	200,000
Goverenment [Member]
IfrsStatementLineItems [Line Items]
Deferred Income	6,487	5,062
Note Receivable Accretion [Member]
IfrsStatementLineItems [Line Items]
Deferred Income	$ (15,570)